Cash Dividend - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands			12 Months Ended
	Nov. 28, 2017	Nov. 29, 2016	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2017	Jan. 12, 2018	Jan. 06, 2017
Cash dividend declared per ordinary share	$ 0.1125	$ 0.1125
Ordinary shares, Outstanding			134,210,745	133,275,521		132,804,973	131,854,773
Dividends	$ 14,949	$ 14,839	$ 291	$ 14,949	$ 14,839